United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/15

Date of Reporting Period: 06/30/15

Item 1. Reports to Stockholders

Annual Shareholder Report
June 30, 2015
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2015, was 3.62%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund's broad-based securities market index, was 2.15% during the same period. The 3.62% total return for the reporting period consisted of 4.60% of taxable dividends and reinvestments and -0.98% change in the net asset value of the shares.2 The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of any index.
MARKET OVERVIEW
The leveraged loan market generated attractive total returns during the reporting period driven by several fundamental and technical factors. The U.S. economy continued to grow during the reporting period at a modest pace. This was encouraged by substantial fiscal and monetary policy stimuli including low interest rates, monetary easing by the Federal Reserve (the Fed) (dubbed “Quantitative Easing”) and considerable deficit spending by the federal government. These policies were offset to some degree by the feared impact upon the economy by the Fed's ending of net new purchases of securities under Quantitative Easing. Other headwinds included global macroeconomic factors including growth deceleration in China and the precipitous decline in oil prices. These factors led to solid earnings and cash flows for leveraged loan borrowers which, when combined with moderate balance sheet leverage compared to previous cycles, resulted in strong corporate credit conditions. Outflows from leveraged loan mutual funds were significant during the first seven months of the year but flows became roughly neutral after January 2015. This may have been driven by the desirability of investing at wider spreads as well as concerns about the potential for a rise in short-term interest rates which makes floating-rate bank loans more attractive. Improvement in economic statistics and strong demand from collateralized loan obligations were more than offset by substantial outflows from leveraged loan mutual funds. This led to an increase in the spread between the CSLLI and three-month London Interbank Offer Rate (LIBOR)2 (as measured by a three-year discount margin) from 458 basis points on June 30, 2014 to 524 basis points on June 30, 2015. Amidst the low interest rate environment, 90-day LIBOR was stable moving from 23 basis points on June 30, 2014 to 28 basis points on June 30, 2015.
Fund Performance
During the reporting period, the Fund invested in a portfolio, which was widely diversified over industry sectors and issuers, of floating-rate bank loans, floating-rate corporate notes and cash. The Fund's performance was helped by its underweight early in the reporting period in the most aggressive subset of the “CCC” and “B” rated3 quality sectors (which exhibited the weakest performance in the period) and by credit selection in the Energy, Utility and Service industries. The Fund's performance benefited by its overweights in the Information Technology and Food/Tobacco industries and its underweights in the Utility, Metals/Minerals and Energy industries. The Fund's performance was hurt by credit selection in the Information Technology industry. Specific loans held by the Fund that were substantial underperformers included: Fieldwood Energy, an oil and gas exploration and production company; Silver II Borrower, a manufacturer of aerospace and defense systems; Compucom Systems, Inc., a provider of information technology services; and Signode Corporation, an industrial packaging machinery manufacturer. Notable outperformers in the portfolio were loans to Sedgwick, Inc., an insurance claims administrator; BWAY Holding Company, a container manufacturer; Performance Food Group, a food products distributor; and RadNet, Inc., an operator of outpatient diagnostic imaging centers. There were no defaults in the portfolio during the reporting period. Versus peers, the Fund was helped by underweights in underperforming sectors such as Utility, Energy and Metals/Mining, by credit selection and by being invested entirely in bank loans while peers held meaningful allocations to weaker-performing high yield bonds (for example, the Credit Suisse High Yield Bond Index4 returned -0.70% for the reporting period versus a return of 2.15% for the CSLLI). The Fund outperformed its peer group, the Morningstar Bank Loan Funds Average,5 which had a total return of 1.11% during the reporting period.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Annual Shareholder Report

1	Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
3	Non-investment grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The Credit Suisse High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. The index is unmanaged, and it is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund from September 27, 2010 (start of performance) to June 30, 2015, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2015

Average Annual Total Returns for the Period Ended 6/30/2015
	1 Year	Start of Performance*
Fund	3.62%	5.02%
CSLLI	2.15%	5.66%
*	The Fund's start of performance date was September 27, 2010.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. It is not possible to invest directly in an index. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	19.7%
Health Care	11.3%
Media Entertainment	7.3%
Industrial-Other	5.2%
Food & Beverage	4.6%
Gaming	4.6%
Consumer Products	4.4%
Retailers	4.4%
Packaging	4.2%
Automotive	3.8%
Other[2]	27.6%
Other Security Types[3]	2.6%
Cash Equivalents[4]	3.2%
Other Assets and Liabilities—Net[5]	(2.9)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2015
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.1%
	Aerospace/Defense—1.7%
$1,990,000	B/E Aerospace, Inc., Term Loan—Institutional, 4.00%, 12/16/2021	$2,003,990
2,000,000	Standard Aero Ltd., Term Loan—Institutional, 5.25%, 6/23/2022	2,000,000
4,901,058	TransDigm, Inc., Term Loan—Institutional, 3.50%, 5/14/2022	4,843,863
990,000	TransDigm, Inc., Term Loan—Institutional, 3.75%, 6/4/2021	983,872
	TOTAL	9,831,725
	Automotive—3.8%
1,564,575	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,568,486
1,955,201	Allison Transmission, Inc., Term Loan—Institutional, 3.50%, 8/23/2019	1,961,986
1,050,000	Autoparts Holdings, Term Loan—Institutional, 11.00%, 1/29/2018	966,000
990,000	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	989,629
4,962,500	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/3/2021	4,894,613
2,211,538	INA Beteiligungsgesellschaft mbH, Term Loan—Institutional, 4.25%, 5/15/2020	2,225,537
1,606,177	MPG Holdco I, Inc., Term Loan—Institutional, 3.75%, 10/20/2021	1,605,542
1,950,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,952,437
1,500,000	TI Group Auto Systems LLC, Term Loan—Institutional, 4.50%, 6/25/2022	1,498,125
2,777,218	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,779,301
1,432,500	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,425,338
	TOTAL	21,866,994
	Building Materials—1.9%
2,947,500	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,939,394
4,939,898	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	4,912,112
990,000	Nortek, Inc., Term Loan—Institutional, 3.50%, 10/30/2020	985,253
1,957,601	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	1,947,813
	TOTAL	10,784,572
	Cable Satellite—1.5%
2,500,000	Altice Financing SA, Term Loan—Institutional, 5.25%, 2/4/2022	2,517,712
1,417,443	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,414,686
1,935,190	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	1,916,651
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,411,679
1,346,642	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/30/2023	1,335,425
	TOTAL	8,596,153
	Chemicals—1.9%
3,760,241	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,760,955
2,985,000	Eco Services Operations LLC, Term Loan—Institutional, 4.75%, 12/1/2021	2,977,538
995,000	MacDermid, Inc., Term Loan—Institutional, 4.75%, 6/7/2020	1,000,682
1,477,500	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2019	1,429,481
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 7/15/2020	1,887,500
	TOTAL	11,056,156
	Consumer Cyclical Services—2.9%
4,162,992	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	4,156,040
1,064,951	Garda World Security Corp., Term Loan B-DD—Institutional, 4.00%, 11/8/2020	1,063,173
3,957,519	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,970,697
7,695,616	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	7,707,659
	TOTAL	16,897,569
	Consumer Products—4.4%
2,621,680	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,625,888
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Products—continued
$2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.00%, 4/15/2021	$2,191,352
5,413,818	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	5,156,661
5,390,388	Party City Holdings, Inc., Term Loan—Institutional, 4.00%, 7/27/2019	5,391,655
2,100,685	Prestige Brands, Inc., Term Loan—Institutional, 3.50%, 9/3/2021	2,100,685
1,000,000	Spectrum Brands, Inc., Term Loan—Institutional, 3.75%, 6/23/2022	1,002,500
3,916,903	SRAM LLC, Term Loan—Institutional, 4.03%, 4/10/2020	3,892,422
2,365,474	Water Pik, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	2,362,529
831,579	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	829,500
	TOTAL	25,553,192
	Diversified Manufacturing—2.3%
1,995,000	Dynacast International LLC, Term Loan—Institutional, 4.50%, 1/28/2022	1,996,875
2,000,000	Dynacast International LLC, Term Loan—Institutional, 9.50%, 1/30/2023	2,005,000
4,922,424	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,809,972
3,961,644	Milacron LLC, Term Loan—Institutional, 4.50%, 9/28/2020	3,971,548
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	499,910
	TOTAL	13,283,305
	Financial Institutions—3.1%
1,950,300	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,925,921
5,949,837	Hub International Ltd., Term Loan—Institutional, 4.00%, 10/2/2020	5,914,525
2,957,550	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,919,516
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,951,250
2,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	1,967,500
1,985,000	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,947,781
	TOTAL	17,626,493
	Food & Beverage—4.6%
61,707	Aramark Corp., Revolver—1st Lien, 6.69%, 7/26/2016	61,475
4,698,011	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,687,112
1,957,563	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 2/18/2021	1,871,920
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,731,890
2,617,170	HJ Heinz Co., Term Loan—Institutional, 3.25%, 6/5/2020	2,620,612
5,919,734	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	5,949,333
3,461,370	Pinnacle Foods Finance LLC., Term Loan G—Institutional, 3.00%, 4/29/2020	3,452,232
982,500	Pinnacle Foods Finance LLC., Term Loan H—Institutional, 3.00%, 4/29/2020	979,768
3,920,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,931,152
	TOTAL	26,285,494
	Gaming—4.6%
1,370,588	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	1,376,070
2,521,395	American Casino & Entertainment, Term Loan—Institutional, 4.50%, 7/3/2019	2,534,003
2,500,000	American Casino & Entertainment, Term Loan—Institutional, 5.00%, 6/18/2022	2,510,950
2,350,976	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,344,617
3,909,598	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	3,889,073
4,934,950	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	4,917,603
977,557	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	976,701
2,631,138	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	2,635,137
2,730,841	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,733,763
2,947,500	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,938,908
	TOTAL	26,856,825
	Health Care—11.3%
4,000,000	Air Medical Group Holdings, Inc., Term Loan—Institutional, 4.50%, 4/28/2022	3,978,340
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Health Care—continued
$990,000	Amsurg Corp., Term Loan—Institutional, 3.75%, 7/16/2021	$992,817
1,576,824	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,577,691
4,811,760	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	4,793,716
342,459	CHS/Community Health Systems, Inc., Term Loan—Institutional, 3.75%, 12/31/2019	342,937
630,116	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.00%, 1/27/2021	631,978
492,519	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	493,413
3,000,000	Endo Luxembourg Finance, Term Loan—Institutional, 3.75%, 6/24/2022	3,010,560
3,163,431	Envision Healthcare Corp., Term Loan—Institutional, 4.00%, 5/25/2018	3,168,239
953,808	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	918,837
1,914,389	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	1,919,969
5,925,050	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	5,905,468
6,874,168	Multiplan, Inc., Term Loan—Institutional, 3.75%, 3/31/2021	6,843,475
4,949,925	National Mentor Holdings, Inc., Term Loan—Institutional, 4.25%, 1/31/2021	4,942,203
5,952,456	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	5,846,711
2,308,397	Radnet Management, Inc., Term Loan—Institutional, 4.283%, 10/10/2018	2,313,683
6,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	5,917,500
933,107	Sage Products Holdings III LLC, Term Loan—Institutional, 4.25%, 12/13/2019	936,723
4,000,000	Sterigenics-Nordion Holdings LLC, Term Loan—Institutional, 4.25%, 5/15/2022	4,000,000
997,500	Surgical Care Affiliates, Inc., Term Loan—Institutional, 4.25%, 3/17/2022	998,123
5,894,710	Truven Health Analytics, Inc., Term Loan—Institutional, 3.75%, 6/6/2019	5,879,973
	TOTAL	65,412,356
	Independent Energy—1.3%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	2,487,500
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	375,158
1,966,248	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/28/2018	1,878,386
3,746,305	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	2,886,416
	TOTAL	7,627,460
	Industrial - Other—5.2%
3,402,857	Custom Sensors & Technologies, Inc., Term Loan—Institutional, 4.50%, 9/30/2021	3,411,364
1,935,331	Filtration Group, Inc., Term Loan—Institutional, 4.25%, 11/21/2020	1,939,269
757,979	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	762,000
2,172,090	Generac Power Systems, Term Loan—Institutional, 3.25%, 5/31/2020	2,156,711
2,689,599	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	2,698,004
7,180,088	Interline Brands, Inc., Term Loan—Institutional, 4.00%, 3/17/2021	7,130,725
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	3,018,750
3,122,657	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/28/2019	3,120,706
1,990,000	Mueller Water Products, Inc., Term Loan—Institutional, 4.00%, 11/25/2021	1,994,358
1,932,589	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	1,929,903
1,597,818	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,597,019
	TOTAL	29,758,809
	Leisure—0.1%
209,476	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	210,408
500,000	Regal Cinemas Corp., Term Loan—Institutional, 3.75%, 4/1/2022	501,407
	TOTAL	711,815
	Lodging—2.6%
2,931,619	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	2,935,899
3,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	3,011,250
3,570,918	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	3,576,506
2,955,000	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 4.75%, 12/9/2020	2,973,469
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Lodging—continued
$2,502,031	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 4.00%, 4/14/2021	$2,503,995
	TOTAL	15,001,119
	Media Entertainment—7.3%
2,000,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,997,970
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.94%, 1/30/2019	5,790,500
6,195,731	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	6,195,731
1,096,974	Entercom Radio LLC, Term Loan—Institutional, 4.01%, 11/23/2018	1,099,853
4,172,369	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	4,130,645
3,980,000	IMC OP LP, Term Loan—Institutional, 4.50%, 8/15/2020	3,988,278
4,937,687	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	4,873,917
2,500,000	NEP/NCP Holdco, Inc., Term Loan—Institutional, 10.00%, 7/22/2020	2,485,413
773,231	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.18%, 4/15/2021	777,372
4,181,152	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	4,183,765
2,965,037	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	2,968,744
2,493,750	Townsquare Media, Inc., Term Loan—Institutional, 4.25%, 4/1/2022	2,499,984
1,000,000	Tribune Media Co., Term Loan—Institutional, 3.75%, 12/27/2020	1,001,875
	TOTAL	41,994,047
	Midstream—1.4%
2,807,047	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,747,397
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,601,456
1,858,824	Energy Transfer Equity LP, Term Loan—Institutional, 4.00%, 12/2/2019	1,861,965
	TOTAL	8,210,818
	Packaging—4.2%
2,437,451	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,429,834
1,344,746	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,342,507
7,924,975	Bway Holding Co., Term Loan—Institutional, 5.50%, 8/14/2020	7,948,076
1,980,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,977,525
1,975,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,972,531
1,574,182	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.50%, 12/1/2018	1,581,565
4,776,475	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	4,728,711
500,000	Tekni-Plex, Inc., Term Loan—Institutional, 4.50%, 6/1/2022	501,062
2,000,000	Tekni-Plex, Inc., Term Loan—Institutional, 8.75%, 6/1/2023	2,008,750
	TOTAL	24,490,561
	Pharmaceuticals—2.1%
1,975,000	Grifols SA, Term Loan—Institutional, 3.19%, 2/27/2021	1,976,570
4,905,368	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	4,908,826
2,000,000	Quintiles Transnational Corp., Term Loan—Institutional, 3.25%, 5/12/2022	2,006,250
1,388,590	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.50%, 8/5/2020	1,384,959
1,995,000	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.00%, 4/2/2022	1,994,890
	TOTAL	12,271,495
	Restaurants—0.8%
3,031,080	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—Institutional, 3.75%, 12/12/2021	3,032,550
1,470,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,467,854
	TOTAL	4,500,404
	Retailers—4.4%
3,000,000	Academy Ltd., Term Loan—Institutional, 5.00%, 6/22/2022	3,003,750
2,912,650	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,917,077
1,670,886	Dollar Tree, Inc., Term Loan—Institutional, 3.50%, 3/9/2022	1,672,808
2,942,456	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,938,366
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Retailers—continued
$5,922,562	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	$5,895,970
1,355,501	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,356,632
2,000,000	PetSmart, Inc., Term Loan—Institutional, 4.25%, 3/10/2022	1,998,500
2,992,424	Talbots, Inc., Term Loan—Institutional, 5.50%, 3/19/2020	2,932,576
3,000,000	Talbots, Inc., Term Loan—Institutional, 9.50%, 3/19/2021	2,951,250
	TOTAL	25,666,929
	Services—2.0%
2,985,000	Acosta Holdco, Inc., Term Loan—Institutional, 4.25%, 9/26/2021	2,980,105
1,970,050	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,960,505
2,159,547	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	2,171,252
1,990,000	Packers Holdings LLC, Term Loan—Institutional, 5.00%, 12/3/2021	2,004,925
2,209,364	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	2,203,840
	TOTAL	11,320,627
	Technology—19.7%
2,058,594	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	2,068,886
957,172	Applied Systems, Inc., Term Loan—Institutional, 4.25%, 1/23/2021	957,052
1,289,367	Avago Technologies Ltd., Term Loan—Institutional, 3.75%, 5/6/2021	1,292,874
2,939,351	Avaya, Inc., Term Loan—Institutional, 6.25%, 5/29/2020	2,849,069
1,500,000	Black Knight InfoServ LLC, Term Loan—Institutional, 3.75%, 5/27/2022	1,503,750
1,452,021	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,448,754
3,000,000	Blue Coat Systems, Inc., Term Loan—Institutional, 4.50%, 5/26/2022	2,998,125
4,793,281	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,525,911
1,955,012	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,942,315
2,000,000	CommScope, Inc., Term Loan—Institutional, 4.75%, 5/28/2022	2,000,840
5,712,609	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	5,319,867
2,985,000	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,922,509
2,919,587	Dell, Inc., Term Loan—Institutional, 4.00%, 4/29/2020	2,924,798
1,000,000	Deltek, Inc., Term Loan—Institutional, 5.00%, 6/25/2022	1,002,505
2,699,806	Ellucian, Inc., Term Loan—Institutional, 4.00%, 7/19/2018	2,701,494
491,700	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	491,761
4,445,363	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	4,432,405
3,000,000	Epicor Software Corp., Term Loan—Institutional, 4.75%, 6/1/2022	2,997,585
1,026,740	First Data Corp., Term Loan—Institutional, 4.19%, 3/24/2021	1,030,483
955,276	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	956,933
2,947,500	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	2,962,237
2,476,042	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 2/19/2021	2,484,708
1,000,000	Hyland Software, Inc., Term Loan—Institutional, 8.25%, 6/12/2023	1,001,670
2,000,000	Informatica Corp., Term Loan—Institutional, 4.50%, 6/3/2022	1,999,380
2,850,633	Information Resources, Inc., Term Loan—Institutional, 7.75%, 9/26/2020	2,869,647
5,447,481	Interactive Data Corp., Term Loan—Institutional, 4.75%, 5/2/2021	5,471,314
816,176	Ion Trading Technologies Sarl, Term Loan—Institutional, 4.25%, 6/10/2021	810,312
3,695,196	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	3,702,587
1,995,000	Lattice Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/10/2021	2,002,481
2,897,556	Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,863,452
2,000,000	Mitel Network Corp., Term Loan—Institutional, 5.00%, 4/29/2022	2,015,630
2,962,500	Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	2,930,416
2,500,000	Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,455,200
1,995,000	Riverbed Technology, Inc., Term Loan—Institutional, 6.00%, 4/27/2022	2,018,192
1,437,416	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,442,210
Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$3,000,000		Science Applications International Corp., Term Loan—Institutional, 3.75%, 5/4/2022	$3,013,860
1,632,000		SS&C Technologies, Inc., Term Loan B1—Institutional, 4.00%, 6/29/2022	1,635,068
368,000		SS&C Technologies, Inc., Term Loan B2—Institutional, 4.00%, 6/29/2022	368,692
1,989,950		TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	2,012,347
1,990,000		TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	2,012,397
2,000,000		TASC, Inc., Term Loan—Institutional, 12.00%, 5/23/2021	2,085,000
1,995,000		Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/4/2020	1,997,494
1,245,000		TransFirst, Inc., Term Loan—Institutional, 4.75%, 11/12/2021	1,245,392
4,500,000		TransFirst, Inc., Term Loan—Institutional, 9.00%, 11/12/2022	4,525,875
5,922,463		Transunion LLC, Term Loan—Institutional, 3.75%, 4/9/2021	5,882,664
2,510,870		Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.50%, 4/30/2021	2,514,021
2,970,000		WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,970,000
		TOTAL	113,660,162
		Transportation Services—0.5%
2,911,836		Hertz Corp., Term Loan—Institutional, 3.50%, 3/11/2018	2,899,825
		Utility - Electric—1.0%
5,895,039		Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,819,140
		Wireline Communications—0.5%
3,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 3.50%, 5/31/2022	2,983,440
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $562,695,744)	560,967,485
		EXCHANGE-TRADED FUND—2.6%
650,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $15,611,265)	15,463,500
		INVESTMENT COMPANY—3.2%
18,361,954	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[2] (AT NET ASSET VALUE)	18,361,954
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $596,668,963)[3]	594,792,939
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(16,989,008)
		TOTAL NET ASSETS—100%	$577,803,931
1	Affiliated holding.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $596,356,833.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$560,967,485	$—	$560,967,485
Exchange-Traded Fund	15,463,500	—	—	15,463,500
Investment Company	18,361,954	—	—	18,361,954
TOTAL SECURITIES	$33,825,454	$560,967,485	$—	$594,792,939
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,				Period Ended 6/30/2011[1]
	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.22	$10.18	$10.06	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.46	0.43	0.47	0.51[2]	0.32
Net realized and unrealized gain (loss) on investments	(0.10)	0.07	0.12	(0.00)[3]	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.50	0.59	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.46)	(0.44)	(0.47)	(0.49)	(0.32)
Distributions from net realized gain on investments	—	(0.02)	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.46)	(0.46)	(0.47)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.12	$10.22	$10.18	$10.06	$10.09
Total Return[4]	3.62%	4.99%	5.99%	5.16%	4.12%
Ratios to Average Net Assets:
Net expenses	0.09%	0.10%	0.15%	0.15%	0.15%[5]
Net investment income	4.60%	4.27%	4.63%	5.11%	4.50%[5]
Expense waiver/reimbursement[6]	—	—	0.03%	0.18%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$577,804	$576,486	$272,832	$153,500	$126,674
Portfolio turnover	52%	19%	57%	41%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2015
Assets:
Total investment in securities, at value including $18,361,954 of investment in an affiliated holding (Note 5) (identified cost $596,668,963)		$594,792,939
Cash		4,616,538
Income receivable		2,672,895
Receivable for investments sold		4,860,594
TOTAL ASSETS		606,942,966
Liabilities:
Payable for investments purchased	$27,538,616
Income distribution payable	1,492,013
Accrued expenses (Note 5)	108,406
TOTAL LIABILITIES		29,139,035
Net assets for 57,120,908 shares outstanding		$577,803,931
Net Assets Consist of:
Paid-in capital		$582,132,263
Net unrealized depreciation of investments		(1,876,024)
Accumulated net realized loss on investments		(2,506,747)
Undistributed net investment income		54,439
TOTAL NET ASSETS		$577,803,931
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$577,803,931 ÷ 57,120,908 shares outstanding, no par value, unlimited shares authorized		$10.12
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2015
Investment Income:
Interest		$26,074,351
Dividends (including $6,245 received from an affiliated holding (Note 5))		380,387
TOTAL INCOME		26,454,738
Expenses:
Custodian fees	$29,761
Transfer agent fee	47,687
Directors'/Trustees' fees (Note 5)	6,062
Auditing fees	32,250
Legal fees	8,122
Portfolio accounting fees	370,051
Printing and postage	8,493
Miscellaneous (Note 5)	6,623
TOTAL EXPENSES	509,049
Net investment income		25,945,689
Realized and Unrealized Loss on Investments:
Net realized loss on investments		(2,598,793)
Net change in unrealized appreciation of investments		(3,877,804)
Net realized and unrealized loss on investments		(6,476,597)
Change in net assets resulting from operations		$19,469,092
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended June 30	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,945,689	$18,994,539
Net realized loss on investments	(2,598,793)	(343,628)
Net change in unrealized appreciation/depreciation of investments	(3,877,804)	1,807,902
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,469,092	20,458,813
Distributions to Shareholders:
Distributions from net investment income	(25,657,046)	(19,064,098)
Distributions from net realized gain on investments	—	(809,692)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,657,046)	(19,873,790)
Share Transactions:
Proceeds from sale of shares	101,010,300	321,259,684
Net asset value of shares issued to shareholders in payment of distributions declared	9,029,444	8,339,732
Cost of shares redeemed	(102,534,075)	(26,529,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,505,669	303,069,531
Change in net assets	1,317,715	303,654,554
Net Assets:
Beginning of period	576,486,216	272,831,662
End of period (including undistributed net investment income of $54,439 and $40,337, respectively)	$577,803,931	$576,486,216
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2015
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended June 30	2015	2014
Shares sold	9,978,262	31,378,262
Shares issued to shareholders in payment of distributions declared	893,014	815,267
Shares redeemed	(10,136,299)	(2,597,093)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	734,977	29,596,436
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended June 30, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(274,541)	$274,541
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$25,657,046	$19,266,656
Long-term capital gains	$—	$607,134
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$54,445
Net unrealized depreciation	$(1,563,894)
Capital loss carryforwards	$(2,818,883)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales and discount accretion/premium amortization on debt securities.
At June 30, 2015, the cost of investments for federal tax purposes was $596,356,833. The net unrealized depreciation of investments for federal tax purposes was $1,563,894. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,168,956 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,732,850.
At June 30, 2015, the Fund had a capital loss carryforward of $2,818,883 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,066,995	$1,751,888	$2,818,883
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended June 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2014	6,408,856
Purchases/Additions	234,716,652
Sales/Reductions	(222,763,554)
Balance of Shares Held 6/30/2015	18,361,954
Value	$18,361,954
Dividend Income	$6,245
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2015, were as follows:
Purchases	$294,475,604
Sales	$297,104,368
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the year ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the year ended June 30, 2015, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED CORE TRUSt and shareholders of Federated Bank loan Core fund:
We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of June 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bank Loan Core Fund, a portfolio of Federated Core Trust, at June 30, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
August 24, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,035.60	$0.45
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.35	$0.45
1	Expenses are equal to the Fund's annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year-period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director Cardinal Wuerl Catholic High School.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1996	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010	Principal Occupations: B. Anthony Delserone, Jr., has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: inception, in August 2010	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $93,000

Fiscal year ended 2014 - $119,550

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $60

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $81 and $0 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $67,583

Fiscal year ended 2014 - $88,611

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 24, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2015